Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2016	Aug. 31, 2016
Document And Entity Information
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Document Type	POS AM
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 1,677,798
Entity Common Stock, Shares Outstanding		1,677,798
Amendment Description	Post Effective Amendment #2
Document Fiscal Year Focus	2016